EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 17, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-051716) to the definitive versions of the Registrant’s Prospectuses regarding the Class A and Class Y Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds and the Class B Shares of the Pennsylvania Municipal Bond Fund, dated December 31, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on December 29, 2014 (SEC Accession No. 0001104659-14-089163).